FAIR VALUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table summarizes the valuation of the Company’s derivatives by the above fair value hierarchy levels as of March 31, 2014 and December 31, 2013 using quoted prices in active markets for identical assets (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3):

Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Liabilities	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Warrant liability	1,376,500	—	—	1,376,500

Balance - March 31, 2014	$1,376,500	$—	$—	$1,376,500

The following table summarizes the valuation of the Company’s investment by the above fair value hierarchy levels as of December 31, 2013 and 2012 using quoted prices in active markets for identical assets (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3):

		Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Liabilities	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Warrant liability	$231,200			$231,200

Balance - December 31, 2013	$231,200			$231,200

Embedded conversion option	$38,300			$38,300

Balance - December 31, 2012	$38,300			$38,300

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
Assumptions utilized in the development of Level 3 liabilities as of March 31, 2014 are described as follows:

Risk-free interest rate	1.46%-1.73%
Expected life of grants	5 years
Expected volatility of underlying stock	165% - 169%
Dividends	$—

Assumptions utilized in the development of Level 3 liabilities as of and during the year ended December 31, 2013 are described as follows.

	December 31,
	2012	2013
Risk-free interest rate	.05%	1.75%
Expected life of grants	0.5 Years	0.5 - 5 years
Expected volatility of underlying stock	98% - 112%	98% - 117%
Dividends	$0	$0

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets measured at fair value on a recurring basis using Level III unobservable inputs during the three months ended March 31, 2014.

	Warrant
	Liability	Total

Balance - December 31, 2013	$231,200	$231,200

Change in fair value of derivative liability	47,500	47,500
Reclassification of warrants to derivative liability	1,097,800	1,097,800

Balance - March 31, 2014	$1,376,500	$1,376,500

The following table provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets measured at fair value on a recurring basis using Level III unobservable inputs during the years ended December 31, 2012 and 2013.

		Embedded
	Warrant	Conversion
	Liability	Feature	Total
Balance - January 1, 2012	$—	$—	$—

Included in debt discount	—	51,800	51,800
Change in fair value of derivative liability	—	(13,500)	(13,500)

Balance - December 31, 2012	—	38,300	38,300

Included in debt discount	—	$315,200	315,200
Change in fair value of derivative liability	—	(353,500)	(353,500)
Reclassification of warrants to derivative liability	231,200	—	231,200

Balance - December 31, 2013	$231,200	$—	$231,200